Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Operating Segments	The geographical locations of the Group’s non-current assets are mostly situated in Malaysia based on physical location of assets.
	For the year ended December 31, 2023
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	3,605,525	2,865,215	7,357,444	14,269,572	1,182,893	29,280,649
Cost of Sales	(992,815)	(2,189,450)	(7,892,692)	(9,472,173)	(565,647)	(21,112,777)
Gross Profit	2,612,710	675,765	(535,248)	4,797,399	617,246	8,167,872
Selling & Administrative Expenses	(545,638)	(545,638)	(545,638)	(545,638)	(545,638)	(2,728,190)
Disposal Gain	—	—	—	—	662,701	662,701
Income from operations	2,067,072	130,127	(1,080,886)	4,251,761	734,309	6,102,383

Segment depreciation	983,447	163,908	327,816	81,954	81,954	1,639,079
Segment amortization	61,427	10,238	20,476	5,119	5,119	102,379

Segment Assets	12,779,177	2,129,863	4,259,726	1,064,931	1,064,931	21,298,628
Segment Liabilities	6,647,962	1,107,994	2,215,987	553,997	553,997	11,079,937
	For the year ended December 31, 2024
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	12,030,103	5,678,947	12,947,339	21,342,990	-	51,999,379
Cost of Revenue	(9,268,483)	(5,589,343)	(11,710,862)	(12,943,296)	(329,444)	(39,841,428)
Gross Profit/(Loss)	2,761,620	89,604	1,236,477	8,399,694	(329,444)	12,157,951
Selling & Administrative Expenses	(667,282)	(667,282)	(667,281)	(667,281)	-	(2,669,126)
Income from operations	2,094,338	(577,678)	569,196	7,732,413	(329,444)	9,488,825

Segment depreciation	1,012,795	168,799	337,598	84,400	84,400	1,687,992
Segment amortization	33,154	5,525	11,051	2,763	2,763	55,256

Segment Assets	16,412,701	2,735,450	5,470,900	1,367,725	1,367,725	27,354,501
Segment Liabilities	5,982,180	997,030	1,994,060	498,515	498,515	9,970,300

	For the year ended December 31, 2025
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	23,393,531	8,593,264	17,581,904	26,915,775	1,026,000	77,510,474
Cost of Revenue	(20,139,923)	(7,938,897)	(13,036,003)	(18,122,877)	(647,761)	(59,885,461)
Gross Profit	3,253,608	654,367	4,545,901	8,792,898	378,239	17,625,013
Selling & Administrative Expenses	(1,793,342)	(1,793,342)	(1,793,342)	(1,793,342)	(1,793,341)	(8,966,709)
Income/(Loss) from operations	1,460,266	(1,138,975)	2,752,559	6,999,556	(1,415,102)	8,658,304

Segment depreciation	2,145,509	357,585	715,171	178,792	178,792	3,575,849
Segment amortization	128,788	21,465	42,929	10,732	10,732	214,646

Segment Assets	69,997,957	11,666,326	23,332,653	5,833,163	5,833,163	116,663,262
Segment Liabilities	8,790,758	1,465,126	2,930,254	732,563	732,563	14,651,264